PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	¥ 127,867		¥ 120,167
Accumulated depreciation and amortization	48,709		42,911
Property, equipment and software, net	79,158		77,256		$ 11,149
Depreciation and amortization expenses	7,116	$ 1,002	26,430	¥ 43,236
Impairment losses of long-lived assets	0		0	¥ 0
Building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	38,464		38,464
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	12,106		9,183
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	493		460
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	4,019		4,178
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	39,795		39,392
Licenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	¥ 32,990		¥ 28,490